(Columbia Variable Portfolio - Marsico 21st Century Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico 21st Century Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.05%)	(0.05%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.83%	1.08%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.83% for Class 1 and 1.08% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	85	276	483	1,080
Class 2 Shares	110	354	617	1,370

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Forward Foreign Currency Contracts ��� The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    21.91%

Worst:   4th quarter 2008:   -24.09%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Average Annual Total Returns (Columbia Variable Portfolio - Marsico 21st Century Fund)	1 Year	5 Years	10 Years
Class 1 Shares	11.38%	(3.75%)	8.77%
Class 2 Shares	11.12%	(3.99%)	8.48%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

(Columbia Variable Portfolio - Marsico Focused Equities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Focused Equities Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.15%	0.15%
Total annual Fund operating expenses		0.92%	1.17%
Fee waivers and/or reimbursements	[2]	(0.13%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	280	497	1,119
Class 2 Shares	106	359	631	1,409

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.26%

Worst:   4th quarter 2008:   -22.41%

Average Annual Total Return as of December 31, 2012
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Variable Portfolio - Marsico Focused Equities Fund)	1 Year	5 Years	10 Years
Class 1 Shares	12.04%	(0.44%)	7.00%
Class 2 Shares	11.75%	(0.68%)	6.72%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

(Columbia Variable Portfolio - Marsico Growth Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.09%)	(0.09%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	272	479	1,076
Class 2 Shares	106	350	614	1,367

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.01%

Worst:   4th quarter 2008:   -20.23%

Average Annual Total Return as of December 31, 2012
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Variable Portfolio - Marsico Growth Fund)	1 Year	5 Years	10 Years
Class 1 Shares	12.24%	0.37%	7.25%
Class 2 Shares	11.91%	0.13%	6.98%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

(Columbia Variable Portfolio - Marsico International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico International Opportunities Fund)		Class 2 Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses		0.17%
Total annual Fund operating expenses		1.29%
Fee waivers and/or reimbursements	[2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.18%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares	120	398	697	1,547

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Forward Foreign Currency Contracts ��� The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.83%

Worst:   4th quarter 2008:   -24.82%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in 22 developed-market countries excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Variable Portfolio - Marsico International Opportunities Fund)	1 Year	5 Years	10 Years
Class 2 Shares	17.62%	(4.44%)	8.67%
MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	17.32%	(3.69%)	8.21%

(Columbia Variable Portfolio - Marsico 21st Century Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico 21st Century Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.05%)	(0.05%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.83%	1.08%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.83% for Class 1 and 1.08% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	85	276	483	1,080
Class 2 Shares	110	354	617	1,370

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Forward Foreign Currency Contracts ��� The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    21.91%

Worst:   4th quarter 2008:   -24.09%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Average Annual Total Returns (Columbia Variable Portfolio - Marsico 21st Century Fund)	1 Year	5 Years	10 Years
Class 1 Shares	11.38%	(3.75%)	8.77%
Class 2 Shares	11.12%	(3.99%)	8.48%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

(Columbia Variable Portfolio - Marsico Focused Equities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Focused Equities Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.15%	0.15%
Total annual Fund operating expenses		0.92%	1.17%
Fee waivers and/or reimbursements	[2]	(0.13%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	280	497	1,119
Class 2 Shares	106	359	631	1,409

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.26%

Worst:   4th quarter 2008:   -22.41%

Average Annual Total Return as of December 31, 2012
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Variable Portfolio - Marsico Focused Equities Fund)	1 Year	5 Years	10 Years
Class 1 Shares	12.04%	(0.44%)	7.00%
Class 2 Shares	11.75%	(0.68%)	6.72%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

(Columbia Variable Portfolio - Marsico Growth Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.09%)	(0.09%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	272	479	1,076
Class 2 Shares	106	350	614	1,367

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.01%

Worst:   4th quarter 2008:   -20.23%

Average Annual Total Return as of December 31, 2012
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Variable Portfolio - Marsico Growth Fund)	1 Year	5 Years	10 Years
Class 1 Shares	12.24%	0.37%	7.25%
Class 2 Shares	11.91%	0.13%	6.98%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

(Columbia Variable Portfolio - Marsico International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico International Opportunities Fund)		Class 2 Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses		0.17%
Total annual Fund operating expenses		1.29%
Fee waivers and/or reimbursements	[2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.18%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares	120	398	697	1,547

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Forward Foreign Currency Contracts ��� The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.83%

Worst:   4th quarter 2008:   -24.82%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in 22 developed-market countries excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Variable Portfolio - Marsico International Opportunities Fund)	1 Year	5 Years	10 Years
Class 2 Shares	17.62%	(4.44%)	8.67%
MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	17.32%	(3.69%)	8.21%

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.83%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.11%
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.08%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	0.92%
Fee waivers and/or reimbursements	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.15%
Total annual Fund operating expenses	1.17%
Fee waivers and/or reimbursements	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.11%
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.17%
Total annual Fund operating expenses	1.29%
Fee waivers and/or reimbursements	(0.11%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.18%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.83% for Class 1 and 1.08% for Class 2.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18% for Class 2.

Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2003	48.86%
Annual Return 2004	22.35%
Annual Return 2005	7.88%
Annual Return 2006	19.74%
Annual Return 2007	19.29%
Annual Return 2008	(43.57%)
Annual Return 2009	27.07%
Annual Return 2010	17.41%
Annual Return 2011	(11.93%)
Annual Return 2012	11.38%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2003	33.10%
Annual Return 2004	11.41%
Annual Return 2005	10.24%
Annual Return 2006	8.27%
Annual Return 2007	13.57%
Annual Return 2008	(41.30%)
Annual Return 2009	28.67%
Annual Return 2010	18.72%
Annual Return 2011	(2.61%)
Annual Return 2012	12.04%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2003	30.59%
Annual Return 2004	13.03%
Annual Return 2005	7.45%
Annual Return 2006	6.09%
Annual Return 2007	17.48%
Annual Return 2008	(39.45%)
Annual Return 2009	26.66%
Annual Return 2010	21.55%
Annual Return 2011	(2.64%)
Annual Return 2012	12.24%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2003	40.25%
Annual Return 2004	16.59%
Annual Return 2005	19.52%
Annual Return 2006	23.22%
Annual Return 2007	19.68%
Annual Return 2008	(48.49%)
Annual Return 2009	37.95%
Annual Return 2010	13.73%
Annual Return 2011	(16.18%)
Annual Return 2012	17.62%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Average Annual Return:
1 Year	11.38%
5 Years	(3.75%)
10 Years	8.77%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.12%
5 Years	(3.99%)
10 Years	8.48%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Average Annual Return:
1 Year	12.04%
5 Years	(0.44%)
10 Years	7.00%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.75%
5 Years	(0.68%)
10 Years	6.72%
(Columbia Variable Portfolio - Marsico Growth Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Average Annual Return:
1 Year	12.24%
5 Years	0.37%
10 Years	7.25%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.91%
5 Years	0.13%
10 Years	6.98%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Average Annual Return:
1 Year	17.62%
5 Years	(4.44%)
10 Years	8.67%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Insurance Trust I
Central Index Key	dei_EntityCentralIndexKey	0001049787
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Forward Foreign Currency Contracts ��� The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    21.91%

Worst:   4th quarter 2008:   -24.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(Columbia Variable Portfolio - Marsico 21st Century Fund) | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,080
Annual Return 2003	rr_AnnualReturn2003	48.86%
Annual Return 2004	rr_AnnualReturn2004	22.35%
Annual Return 2005	rr_AnnualReturn2005	7.88%
Annual Return 2006	rr_AnnualReturn2006	19.74%
Annual Return 2007	rr_AnnualReturn2007	19.29%
Annual Return 2008	rr_AnnualReturn2008	(43.57%)
Annual Return 2009	rr_AnnualReturn2009	27.07%
Annual Return 2010	rr_AnnualReturn2010	17.41%
Annual Return 2011	rr_AnnualReturn2011	(11.93%)
Annual Return 2012	rr_AnnualReturn2012	11.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	(3.75%)
10 Years	rr_AverageAnnualReturnYear10	8.77%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,370
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	(3.99%)
10 Years	rr_AverageAnnualReturnYear10	8.48%
(Columbia Variable Portfolio - Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.26%

Worst:   4th quarter 2008:   -22.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,119
Annual Return 2003	rr_AnnualReturn2003	33.10%
Annual Return 2004	rr_AnnualReturn2004	11.41%
Annual Return 2005	rr_AnnualReturn2005	10.24%
Annual Return 2006	rr_AnnualReturn2006	8.27%
Annual Return 2007	rr_AnnualReturn2007	13.57%
Annual Return 2008	rr_AnnualReturn2008	(41.30%)
Annual Return 2009	rr_AnnualReturn2009	28.67%
Annual Return 2010	rr_AnnualReturn2010	18.72%
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
Annual Return 2012	rr_AnnualReturn2012	12.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	1st quarter 2012:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
10 Years	rr_AverageAnnualReturnYear10	7.00%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	11.75%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	6.72%
(Columbia Variable Portfolio - Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.01%

Worst:   4th quarter 2008:   -20.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
(Columbia Variable Portfolio - Marsico Growth Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,076
Annual Return 2003	rr_AnnualReturn2003	30.59%
Annual Return 2004	rr_AnnualReturn2004	13.03%
Annual Return 2005	rr_AnnualReturn2005	7.45%
Annual Return 2006	rr_AnnualReturn2006	6.09%
Annual Return 2007	rr_AnnualReturn2007	17.48%
Annual Return 2008	rr_AnnualReturn2008	(39.45%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	21.55%
Annual Return 2011	rr_AnnualReturn2011	(2.64%)
Annual Return 2012	rr_AnnualReturn2012	12.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	1st quarter 2012:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.23%)
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	7.25%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,367
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Variable Portfolio - Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Forward Foreign Currency Contracts ��� The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.83%

Worst:   4th quarter 2008:   -24.82%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in 22 developed-market countries excluding the U.S. and Canada.

(Columbia Variable Portfolio - Marsico International Opportunities Fund) | MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,547
Annual Return 2003	rr_AnnualReturn2003	40.25%
Annual Return 2004	rr_AnnualReturn2004	16.59%
Annual Return 2005	rr_AnnualReturn2005	19.52%
Annual Return 2006	rr_AnnualReturn2006	23.22%
Annual Return 2007	rr_AnnualReturn2007	19.68%
Annual Return 2008	rr_AnnualReturn2008	(48.49%)
Annual Return 2009	rr_AnnualReturn2009	37.95%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Annual Return 2011	rr_AnnualReturn2011	(16.18%)
Annual Return 2012	rr_AnnualReturn2012	17.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
1 Year	rr_AverageAnnualReturnYear01	17.62%
5 Years	rr_AverageAnnualReturnYear05	(4.44%)
10 Years	rr_AverageAnnualReturnYear10	8.67%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.83% for Class 1 and 1.08% for Class 2.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18% for Class 2.